Property, Equipment and Software, Net - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 2,413,000	$ 1,579,000	$ 4,577,000	$ 2,976,000	$ 6,732,343	$ 4,280,637	$ 2,420,996